SHAREHOLDER LOANS	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
SHAREHOLDER LOANS

Note 5. SHAREHOLDER LOANS

Matthew L. Schissler, the Company’s Chairman, loaned the Company $-0- and $5,000 during the fiscal years ended December 31, 2011 and 2010, respectively. The loan bears no interest and is due on demand.

Jonathan F. Irwin, the Company’s Chief Executive Officer, loaned the Company $13,138 and $5,000 during the fiscal years ended December 31, 2011 and 2010, respectively. The loan bears no interest and is due on demand.